Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events1 [Abstract]
Subsequent events
Subsequent events

January 2020 debt repayments

In January 2020, the Group completed the process to offer to certain lenders the net proceeds from the sale of its North American and Japanese closures businesses. As a result of this process, in January 2020, the Group repaid an aggregate of approximately $38 million of borrowings, at face value plus accrued and unpaid interest. These repayments were comprised of: (i) $18 million of borrowings under the Credit Agreement; (ii) $18 million aggregate principal amount of 5.750% Senior Secured Notes due 2020; (iii) $1 million aggregate principal amount of Floating Rate Senior Secured Notes due 2021; and (iv) $1 million aggregate principal amount of 5.125% Senior Secured Notes due 2023.

Distribution of Reynolds Consumer Products

On February 4, 2020, RGHL effected a number of distributions to transfer its interest in the operations that represented the Reynolds Consumer Products segment to its shareholder, PFL. The distributions were effected in a manner that is intended to qualify as tax-free to PFL, RGHL and the Group. These distributions occurred prior to and in preparation for the previously-announced IPO of shares of common stock of RCPI, which completed on February 4, 2020. The distribution of Reynolds Consumer Products will trigger the presentation of this operation in the Group’s consolidated financial statements as a discontinued operation as of February 4, 2020. This change in presentation will be reflected in the Group’s interim unaudited condensed consolidated financial statements for the three month period ending March 31, 2020.

Prior to the distribution of the Reynolds Consumer Products segment, all the legal entities within Reynolds Consumer Products were designated as “Unrestricted Subsidiaries” under the Credit Agreement and the indentures governing the Floating Rate Senior Secured Notes due 2021, the 5.125% Senior Secured Notes due 2023 and the 7.000% Senior Notes due 2024. As a consequence, on February 4, 2020, the relevant legal entities within Reynolds Consumer Products were released as borrowers under the Credit Agreement and released as guarantors of the Credit Agreement and the Reynolds Notes. In connection with such releases, the security granted by such entities was also released. Prior to the distribution, Reynolds Consumer Products also ceased to participate in the Group’s Securitization Facility, and consequently, in January 2020, the size of this facility was reduced from $600 million to $450 million. In anticipation of Reynolds Consumer Products ceasing to participate in this facility, the outstanding borrowings were reduced by $23 million from $420 million to $397 million.

Immediately prior to its distribution and the IPO, Reynolds Consumer Products incurred $2,475 million of term loan borrowings under its new post-IPO credit facilities and $1,168 million of borrowings under an IPO settlement facility. Reynolds Consumer Products repaid the IPO settlement facility with the net proceeds from the IPO on February 4, 2020. The Group has not provided any guarantees or security in relation to Reynolds Consumer Products’ external borrowings. The cash proceeds from these new credit facilities, net of transaction costs and original issue discount, along with cash on-hand, were used to settle various intercompany balances between Reynolds Consumer Products and the Group. The Group contributed the remaining intercompany balance owing by Reynolds Consumer Products as additional paid-in capital without the issuance of shares.

To effect the distribution of RCPI, the Company bought back 35,791,985 of its shares from PFL, in consideration of the Company transferring all of its shares in RCPI to PFL.

Repayment of 5.750% Senior Secured Notes due 2020

On February 4, 2020, the Group repaid in full all of the $3.1 billion aggregate principal amount outstanding of its 5.750% Senior Secured Notes due 2020 at face value plus accrued and unpaid interest. The repayment of these borrowings resulted in a $3 million loss on extinguishment of debt.

Other

There have been no other events subsequent to December 31, 2019 which would require accrual or disclosure in these consolidated financial statements.